Document and Entity Information	Oct. 02, 2019
Document And Entity Information [Line Items]
Current Fiscal Year End Date	--09-28
Amendment Flag	false
Entity Central Index Key	0000887733
Document Type	8-K
Document Period End Date	Oct. 02, 2019
Entity Registrant Name	Central Garden & Pet Company
Entity Incorporation State Country Code	DE
Entity File Number	001-33268
Entity Tax Identification Number	68-0275553
Entity Address, Address Line One	1340 Treat Boulevard
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Walnut Creek
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94597
City Area Code	925
Local Phone Number	948-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock
Trading Symbol	CENT
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	CENTA
Security Exchange Name	NASDAQ